Debt Facilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 25, 2020	Jun. 19, 2019
Debt Instrument [Line Items]
Outstanding loans payable	$ 40,833,000	$ 52,193,000
Financing obligation, current portions	(8,450,000)	(7,625,000)
Non-current Liabilities
Debt Instrument [Line Items]
Financing obligation, non-current portions	(900,000)	(700,000)
Accrued Expenses and Other Current Liabilities
Debt Instrument [Line Items]
Financing obligation, current portions	$ (3,100,000)	(3,800,000)
Minimum
Debt Instrument [Line Items]
Incremental borrowing rate	6.00%
Maximum
Debt Instrument [Line Items]
Incremental borrowing rate	16.70%
Digital Media Screen
Debt Instrument [Line Items]
Useful life	5 years
Amortization period	5 years
Digital Media Screen | Maximum
Debt Instrument [Line Items]
Period of sale agreement	10 years
Term Loan
Debt Instrument [Line Items]
Face amount of debt			$ 49,000,000	$ 44,000,000
Interest rate			12.00%
Outstanding loans payable	$ 40,833,000	49,000,000
Debt discount	800,000	1,200,000
Repayments of debt	8,200,000	0
Term Loan | Secured Debt
Debt Instrument [Line Items]
Outstanding loans payable		40,800,000
Accrued interest	1,300,000	1,400,000
Interest rate, possible increase				3.00%
PPP Small Business Loan
Debt Instrument [Line Items]
Outstanding loans payable	$ 0	3,193,000
Proceeds from issuance of unsecured debt		$ 3,200,000